Selling, Distribution and Administrative Expenses	6 Months Ended
Jun. 30, 2024
Selling, Distribution and Administrative Expenses [Abstract]
SELLING, DISTRIBUTION AND ADMINISTRATIVE EXPENSES
19.	SELLING, DISTRIBUTION AND ADMINISTRATIVE EXPENSES

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Staff expense	$3,141,756	$3,602,127
Rental expense	173,246	345,026
Depreciation and amortization expense	452,299	1,251,359
Utilities expense	34,783	53,015
Travelling and entertainment expense	170,596	135,186
Marketing expense	187,858	150,203
Professional fees	582,489	774,553
Repairs and maintenance	26,280	35,298
Employee benefits	38,741	29,316
Research and development expense	106,835	95,322
Other expenses**	52,407	212,445
	$4,967,290	$6,683,850

**	Other expenses mainly comprised of office expenses, stamp duties, training costs, transportation costs for robots, etc.